Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (35.9%)
		Australia (2.3%)
		Basic Materials
	$1,887	Newcastle Coal Infrastructure Group Pty. Ltd. (a)(b)	4.40%	09/29/27	$1,821,603
	1,912	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.70	05/12/31	1,770,198
					3,591,801
		Consumer, Non-Cyclical
EUR	875	Transurban Finance Co. Pty. Ltd.	4.225	04/26/33	990,955
		Energy
	$1,423	Santos Finance Ltd.	4.125	09/14/27	1,377,770
		Finance
EUR	2,830	Australia & New Zealand Banking Group Ltd.	5.101	02/03/33	3,187,858
	2,300	Commonwealth Bank of Australia	1.936	10/03/29	2,478,526
	$4,000	Westpac Banking Corp.	2.668	11/15/35	3,399,843
					9,066,227
		Industrials
EUR	1,730	Sydney Airport Finance Co. Pty. Ltd.	4.375	05/03/33	1,979,724
		Utilities
	1,450	APA Infrastructure Ltd.	2.00	03/22/27	1,514,541
		Total Australia			18,521,018

		Brazil (0.5%)
		Consumer, Non-Cyclical
	$2,150	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL	2.50	01/15/27	2,019,116
		Industrials
	2,050	MV24 Capital BV	6.748	06/01/34	1,944,269
		Total Brazil			3,963,385

		Burkina Faso (0.3%)
		Basic Materials
	2,130	IAMGOLD Corp. (a)	5.75	10/15/28	2,049,862

		Canada (0.5%)
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,271,510
	1,020	Garda World Security Corp. (a)	9.50	11/01/27	1,027,262
					2,298,772

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
	$1,700	Algonquin Power & Utilities Corp. (c)	5.365%	06/15/26	$1,704,679
		Total Canada			4,003,451

		China (0.2%)
		Communications
EUR	1,600	Prosus NV	2.031	08/03/32	1,430,182

		Colombia (0.4%)
		Energy
	$2,000	Ecopetrol SA	8.875	01/13/33	2,091,146
		Finance
	859	Grupo Aval Ltd. (a)	4.375	02/04/30	731,735
		Total Colombia			2,822,881

		Denmark (0.7%)
		Finance
EUR	5,500	Danske Bank AS	1.375	02/12/30	5,863,431

		France (4.6%)
		Communications
	3,500	Orange SA	5.00	(d)	3,854,314
		Consumer, Cyclical
	2,800	Renault SA	1.125	10/04/27	2,787,231
		Consumer, Non-Cyclical
	1,700	Cerba Healthcare SACA	3.50	05/31/28	1,542,672
		Energy
	2,280	TotalEnergies SE	2.00	(d)	2,172,721
	1,330	TotalEnergies SE	3.25	(d)	1,249,265
					3,421,986
		Finance
	2,200	AXA SA	3.25	05/28/49	2,322,837
	2,000	Banque Federative du Credit Mutuel SA	5.125	01/13/33	2,298,045
	$2,200	BNP Paribas SA (a)	2.819	11/19/25	2,181,144
EUR	2,400	BNP Paribas SA	2.875	10/01/26	2,564,144
	3,600	BPCE SA	5.75	06/01/33	4,134,112
	3,100	Credit Agricole Assurances SA	4.50	(d)	3,354,862
	2,000	Credit Agricole SA	2.625	03/17/27	2,117,726
	4,000	Societe Generale SA	1.00	11/24/30	4,151,321
					23,124,191

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
EUR	2,000	Electricite de France SA	2.625%	(d)	$1,992,436
		Total France			36,722,830

		Germany (2.9%)
		Consumer, Cyclical
	600	Volkswagen International Finance NV	3.875	(d)	629,778
	2,000	Volkswagen International Finance NV	4.625	(d)	2,167,077
	1,700	Volkswagen International Finance NV	7.50	(d)	2,000,479
					4,797,334
		Consumer, Non-Cyclical
	2,780	Bayer AG	4.625	05/26/33	3,164,184
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,377,600
		Finance
	300	Allianz SE	2.121	07/08/50	295,034
	1,900	Allianz SE	5.824	07/25/53	2,306,000
	$2,375	Deutsche Bank AG	3.961	11/26/25	2,361,451
EUR	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	2,013,537
	3,000	Vonovia SE	0.625	12/14/29	2,797,215
					9,773,237
		Industrials
	500	Siemens Financieringsmaatschappij NV	3.625	02/22/44	543,317
		Utilities
	2,180	RWE AG	3.625	01/10/32	2,383,517
		Total Germany			23,039,189

		Greece (0.7%)
		Finance
	1,202	Luminis Finance PLC	4.00(e)	12/06/24	1,229,512
	2,000	National Bank of Greece SA	8.00	01/03/34	2,429,832
	1,800	Piraeus Financial Holdings SA	7.25	04/17/34	2,094,787
		Total Greece			5,754,131

		Hong Kong (0.1%)
		Industrials
	$870	Seaspan Corp. (a)	5.50	08/01/29	783,880

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Italy (1.8%)
		Finance
EUR	3,000	Generali	5.50%	10/27/47	$3,383,995
	1,990	Intesa Sanpaolo SpA	4.875	05/19/30	2,313,884
	$1,800	Intesa Sanpaolo SpA (a)	7.20	11/28/33	1,983,707
EUR	1,275	UniCredit SpA	1.625	01/18/32	1,213,698
					8,895,284
		Utilities
	4,850	Enel SpA	6.375	(d)	5,576,969
		Total Italy			14,472,253

		Luxembourg (0.3%)
		Finance
	1,000	Blackstone Property Partners Europe Holdings SARL	1.25	04/26/27	1,014,561
	1,550	Logicor Financing SARL	3.25	11/13/28	1,631,553
		Total Luxembourg			2,646,114

		Macau (0.4%)
		Consumer, Cyclical
	$3,138	Las Vegas Sands Corp.	6.00	08/15/29	3,197,494

		Mexico (0.3%)
		Finance
	1,546	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,174,960
	1,500	BBVA Bancomer SA (a)	8.45	06/29/38	1,584,864
		Total Mexico			2,759,824

		Netherlands (1.2%)
		Finance
EUR	4,000	ING Groep NV	1.00	11/13/30	4,150,574
	2,300	NN Group NV	4.50	(d)	2,500,970
					6,651,544
		Industrials
	$1,000	Trivium Packaging Finance BV (a)	8.50	08/15/27	982,506
		Utilities
EUR	470	Alliander NV	4.50	(d)	514,750
	1,500	TenneT Holding BV	4.625	(d)	1,623,700
					2,138,450
		Total Netherlands			9,772,500

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Panama (0.3%)
		Utilities
	$2,292	AES Panama Generation Holdings SRL	4.375%	05/31/30	$2,024,837

		Portugal (0.4%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70	07/20/80	1,905,032
	1,300	EDP Servicios Financieros Espana SA	3.50	07/16/30	1,417,781
		Total Portugal			3,322,813

		South Africa (0.1%)
		Basic Materials
	$684	Sasol Financing USA LLC	8.75	05/03/29	709,567

		Spain (4.5%)
		Communications
EUR	1,910	Lorca Telecom Bondco SA	4.00	09/18/27	2,054,178
	1,100	Telefonica Emisiones SA	3.698	01/24/32	1,206,786
	1,800	Telefonica Emisiones SA	4.055	01/24/36	1,994,676
	1,800	Telefonica Europe BV	2.502	(d)	1,867,449
					7,123,089
		Consumer, Non-Cyclical
	1,675	Grifols SA	2.25	11/15/27	1,680,670
		Energy
	2,050	Repsol International Finance BV	2.50	(d)	2,127,159
		Finance
	1,000	Banco Santander SA	3.125	01/19/27	1,078,107
	$4,400	Banco Santander SA	5.179	11/19/25	4,384,397
EUR	5,500	Banco Santander SA	5.75	08/23/33	6,304,208
	5,000	CaixaBank SA	2.25	04/17/30	5,316,309
					17,083,021
		Utilities
	4,800	Iberdrola Finanzas SA	4.875	(d)	5,322,202
	1,700	Iberdrola International BV	1.45	(d)	1,730,853
	1,000	NorteGas Energia Distribucion SA	0.905	01/22/31	888,593
					7,941,648
		Total Spain			35,955,587

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Sweden (0.6%)
		Consumer, Non-Cyclical
EUR	1,770	Verisure Holding AB	3.25%	02/15/27	$1,858,201
		Finance
	3,025	Akelius Residential Property Financing BV	1.125	01/11/29	2,867,782
		Total Sweden			4,725,983

		Switzerland (0.6%)
		Consumer, Cyclical
	$960	VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)	6.375	02/01/30	765,668
		Finance
EUR	2,150	UBS Group AG	2.875	04/02/32	2,222,402
	$1,550	UBS Group AG (a)	9.016	11/15/33	1,911,644
					4,134,046
		Total Switzerland			4,899,714

		Turkey (0.6%)
		Basic Materials
	2,670	Eldorado Gold Corp. (a)	6.25	09/01/29	2,599,133
	1,920	WE Soda Investments Holding PLC	9.50	10/06/28	1,977,074
		Total Turkey			4,576,207

		United Kingdom (2.0%)
		Communications
	1,630	Connect Finco SARL/Connect U.S. Finco LLC (a)	6.75	10/01/26	1,603,666
GBP	2,350	Virgin Media Secured Finance PLC	4.25	01/15/30	2,621,657
					4,225,323
		Energy
EUR	2,200	BP Capital Markets PLC	3.625	(d)	2,296,545
	$2,175	BP Capital Markets PLC (b)	4.875	(d)	2,061,622
					4,358,167
		Finance
	1,950	Barclays PLC	5.69	03/12/30	1,991,998
	1,400	HSBC Holdings PLC	2.633	11/07/25	1,389,083
EUR	2,100	HSBC Holdings PLC	4.856	05/23/33	2,446,671
					5,827,752

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
GBP	850	NGG Finance PLC	5.625%	06/18/73	$1,090,069
		Total United Kingdom			15,501,311

		United States (9.6%)
		Basic Materials
	$3,325	Celanese U.S. Holdings LLC	6.165	07/15/27	3,415,417
	246	Compass Minerals International, Inc. (a)(b)	6.75	12/01/27	242,266
	760	GPD Cos., Inc. (a)(b)	10.125	04/01/26	709,565
					4,367,248
		Communications
	1,306	Arches Buyer, Inc. (a)	4.25	06/01/28	1,166,636
	2,900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	2,191,964
	1,660	Clear Channel Outdoor Holdings, Inc. (a)(b)	7.75	04/15/28	1,467,760
	830	iHeartCommunications, Inc. (b)	6.375	05/01/26	702,514
	830	McGraw-Hill Education, Inc. (a)	5.75	08/01/28	800,282
	581	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	579,453
	1,850	Univision Communications, Inc. (a)	4.50	05/01/29	1,617,904
					8,526,513
		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	2,660,606
	2,260	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375	04/01/26	2,268,633
	6,225	Ford Motor Credit Co. LLC	6.798	11/07/28	6,528,581
	1,175	Ford Motor Credit Co. LLC	7.35	03/06/30	1,262,349
	1,025	Las Vegas Sands Corp.	5.90	06/01/27	1,041,517
	1,619	PetSmart, Inc./PetSmart Finance Corp. (a)	7.75	02/15/29	1,573,014
	1,400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	1,272,227
	2,675	Tapestry, Inc.	7.00	11/27/26	2,766,271
					19,373,198
		Consumer, Non-Cyclical
	980	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)(b)	6.00	06/01/29	854,912
	880	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (a)	4.625	06/01/28	812,060
	1,800	Centene Corp.	2.50	03/01/31	1,508,306

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,900	Chobani LLC/Chobani Finance Corp., Inc. (a)	7.625%	07/01/29	$1,971,647
	1,720	LifePoint Health, Inc. (a)	9.875	08/15/30	1,876,635
EUR	3,150	Upjohn Finance BV	1.362	06/23/27	3,223,160
	$1,650	WASH Multifamily Acquisition, Inc. (a)	5.75	04/15/26	1,625,433
					11,872,153
		Energy
	2,000	Occidental Petroleum Corp.	7.50	05/01/31	2,247,764
		Finance
	1,430	Ally Financial, Inc.	6.848	01/03/30	1,495,464
	1,040	Ally Financial, Inc.	8.00	11/01/31	1,171,274
EUR	2,270	Bank of America Corp.	2.824	04/27/33	2,333,798
	$1,180	Global Atlantic Fin Co. (a)	4.70	10/15/51	1,107,216
	925	Global Atlantic Fin Co. (a)	7.95	10/15/54	941,038
	1,775	KeyBank NA	5.85	11/15/27	1,799,130
	3,325	VICI Properties LP/VICI Note Co., Inc. (a)	5.75	02/01/27	3,351,600
					12,199,520
		Industrials
	760	Artera Services LLC (a)	8.50	02/15/31	779,677
	200	Boeing Co. (a)	6.259	05/01/27	204,420
	400	Boeing Co. (a)	6.298	05/01/29	413,925
	2,700	Boeing Co.	7.95	08/15/24	2,701,632
	750	Calderys Financing LLC (a)	11.25	06/01/28	803,053
	365	LABL, Inc. (a)(b)	8.25	11/01/29	320,488
	325	LABL, Inc. (a)(b)	10.50	07/15/27	316,904
EUR	2,240	Standard Industries, Inc.	2.25	11/21/26	2,311,588
	$1,600	Vontier Corp.	1.80	04/01/26	1,511,655
					9,363,342
		Technology
	1,140	AthenaHealth Group, Inc. (a)	6.50	02/15/30	1,076,005
	820	Cloud Software Group, Inc. (a)	6.50	03/31/29	799,859
	3,600	Concentrix Corp. (b)	6.65	08/02/26	3,683,406
	1,300	McAfee Corp. (a)	7.375	02/15/30	1,213,462
	810	West Technology Group LLC (a)	8.50	04/10/27	698,709
					7,471,441
		Utilities
EUR	1,000	Duke Energy Corp.	3.10	06/15/28	1,071,705
		Total United States			76,492,884
		Total Corporate Bonds (Cost $289,738,442)			286,011,328

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Sovereign (8.1%)
		Angola (0.2%)
	$1,300	Angolan Government International Bond	8.75%	04/14/32	$1,165,533

		Colombia (1.2%)
COP	21,236,700	Colombian TES, Series B	6.00	04/28/28	4,663,404
	11,061,800	Colombian TES	7.00	03/26/31	2,313,968
	8,215,200	Colombian TES	13.25	02/09/33	2,312,250
		Total Colombia			9,289,622

		Dominican Republic (0.6%)
DOP	69,100	Dominican Republic International Bond (a)	11.25	09/15/35	1,230,098
	187,850	Dominican Republic International Bond (a)	13.625	02/03/33	3,743,929
		Total Dominican Republic			4,974,027

		Egypt (0.1%)
	$1,330	Egypt Government International Bond	7.625	05/29/32	1,116,768

		Ghana (0.1%)
	970	Ghana Government International Bond	6.375	02/11/27	488,601
	627	Ghana Government International Bond	8.125	03/26/32	322,121
		Total Ghana			810,722

		Greece (0.7%)
EUR	5,170	Hellenic Republic Government Bond	3.375	06/15/34	5,622,514

		Hungary (1.0%)
HUF	710,080	Hungary Government Bond	3.25	10/22/31	1,637,064
	2,450,230	Hungary Government Bond	4.75	11/24/32	6,113,475
		Total Hungary			7,750,539

		Ivory Coast (0.4%)
EUR	3,770	Ivory Coast Government International Bond (a)	4.875	01/30/32	3,463,082

		Kenya (0.1%)
	$1,160	Republic of Kenya Government International Bond	9.75	02/16/31	1,106,630

		Mexico (0.5%)
EUR	1,300	Petroleos Mexicanos	2.75	04/21/27	1,263,594
	$1,400	Petroleos Mexicanos	6.50	03/13/27	1,347,320
	1,000	Petroleos Mexicanos	6.84	01/23/30	895,832
		Total Mexico			3,506,746

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)				COUPON RATE	MATURITY DATE	VALUE
			New Zealand (0.9%)
NZD	11,830		New Zealand Government Bond	4.25%	05/15/34	$6,994,630

			Nigeria (0.4%)
	$4,270		Nigeria Government International Bond	7.375	09/28/33	3,501,400

			Peru (1.5%)
PEN	27,184		Peru Government Bond	5.40	08/12/34	6,487,715
	20,600		Peru Government Bond	6.15	08/12/32	5,358,682
			Total Peru			11,846,397

			Uruguay (0.4%)
UYU	54,611		Uruguay Government International Bond	8.25	05/21/31	1,267,030
	83,888		Uruguay Government International Bond	9.75	07/20/33	2,100,322
			Total Uruguay			3,367,352
			Total Sovereign (Cost $64,395,086)			64,515,962

			Agency Fixed Rate Mortgages (4.5%)
	$9,713		Federal Home Loan Mortgage Corporation, Conventional Pool:	6.00	03/01/54 - 07/01/54	9,865,315
	1		Gold Pool:	6.50	10/01/32	558
			Federal National Mortgage Association, August TBA:
	4,350		(f)	5.00	08/01/54	4,285,092
	11,700		(f)	5.50	08/01/54	11,721,939
	6,030		(f)	6.00	08/01/54	6,117,859
			Conventional Pools:
	12			6.50	05/01/28 - 01/01/32	12,484
	2			7.00	11/01/32	2,099
			Government National Mortgage Association, Various Pools:
	3,702			6.00	08/20/53	3,799,765
	—	@		7.50	07/20/25	369
	1			8.00	01/15/30 - 05/15/30	1,430
			Total Agency Fixed Rate Mortgages (Cost $35,396,758)			35,806,910

			Asset-Backed Securities (12.7%)
	662		ABFC Trust 1 Month Term SOFR + 1.16%	6.514(e)	08/25/33	655,746
	2,649		AMSR Trust (a)	3.867	01/19/39	2,513,075

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$500	Apidos CLO XXXV Ltd. 3 Month Term SOFR + 6.01% (a)	11.294(e)%	04/20/34	$498,973
1,500	Barings CLO Ltd., Class D2R 3 Month Term SOFR + 4.60% (a)	9.901(e)	07/15/37	1,509,831
1,500	Battalion CLO XXV Ltd., Class D 3 Month Term SOFR + 4.35% (a)	9.622(e)	03/13/37	1,506,353
1,246	Bayview Financial Revolving Asset Trust 1 Month Term SOFR + 1.11% (a)	6.462(e)	02/28/40	1,153,148
1,000	Benefit Street Partners CLO XV Ltd., Class D2R 3 Month Term SOFR + 4.50% (a)	9.808(e)	07/15/37	1,001,275
1,381	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213	12/16/41	1,369,894
750	Brookhaven Park CLO Ltd., Class D 3 Month Term SOFR + 3.60% (a)	8.894(e)	04/19/37	762,537
1,500	Bryant Park Funding Ltd., Class D 3 Month Term SOFR + 4.30% (a)	9.613(e)	04/15/37	1,502,427
336	Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (a)	5.86(e)	10/20/40	299,547
951	Cascade MH Asset Trust (a)	4.00(e)	11/25/44	893,773
490	Chase Funding Loan Acquisition Trust	5.50	08/25/34	466,547
245	Citigroup Mortgage Loan Trust, Inc. 1 Month Term SOFR + 3.11% (a)	8.464(e)	07/25/44	300,918
	Conn's Receivables Funding LLC
2,819	(a)	0.00	12/15/26	2,709,096
3,918	(a)	10.00	01/17/28	3,726,666
1,500	Countrywide Asset-Backed Certificates Trust 1 Month Term SOFR + 1.69%	3.865(e)	03/25/35	1,290,594
1,501	ECAF I Ltd. (Cayman Islands) (a)	4.947	06/15/40	1,013,213
1,500	Elmwood CLO 32 Ltd., Class D1 3 Month Term SOFR + 2.85% (a)(g)	2.90(e)	10/18/37	1,505,625
1,000	Elmwood CLO VIII Ltd., Class DR 3 Month Term SOFR + 3.80% (a)	9.082(e)	04/20/37	1,019,020
1,500	Empower CLO Ltd., Class D1 3 Month Term SOFR + 3.75% (a)	9.061(e)	04/25/37	1,509,041
	Finance of America HECM Buyout
4,290	(a)	6.00(e)	08/01/32	3,477,258
5,000	(a)	7.87(e)	02/25/32	4,607,296
2,893	FirstKey Homes Trust, Class F3 (a)	3.686	08/17/38	2,679,246
	FMC GMSR Issuer Trust, Class A
4,000	(a)	3.62(e)	07/25/26	3,637,088
1,600	(a)	4.44(e)	10/25/26	1,422,534

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$2,000	(a)	4.45 (e)%	01/25/26	$1,892,201
	4,000	(a)	7.17	04/25/27	3,845,580
	2,638	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00	12/15/44	1,882,152
	1,000	Galaxy 33 CLO Ltd., Class D1 3 Month Term SOFR + 3.55% (a)	8.875(e)	04/20/37	1,001,380
	1,500	Golub Capital Partners CLO 72 B Ltd., Class D 3 Month Term SOFR + 4.00% (a)	9.296(e)	04/25/37	1,521,290
		GSAA Home Equity Trust
	327		6.502	11/25/36	127,425
	46	1 Month Term SOFR + 1.99%	7.339(e)	12/25/34	46,975
	1,674	Harvest SBA Loan Trust, Class A SOFR30A + 3.25% (a)	8.71(e)	10/25/50	1,674,453
EUR	886	Hestia Financing 3 Month EURIBOR + 2.50% (Cyprus)	6.188(e)	12/31/46	903,170
	$215	JOL Air Ltd. (Cayman Islands) (a)	4.948	04/15/44	193,597
	500	KKR CLO 16 Ltd. 3 Month Term SOFR + 7.37% (a)	12.654(e)	10/20/34	502,114
	1,193	LoanMe Trust Prime (a)	5.00	09/15/34	1,144,274
	1,500	Madison Park Funding LV Ltd., Class D1R 3 Month Term SOFR + 3.15% (a)	8.429(e)	07/18/37	1,505,625
		Magnetite XXII Ltd., Class DRR
	1,000	3 Month Term SOFR + 2.90% (a)	8.176(e)	07/15/36	1,003,750
	1,000	3 Month Term SOFR + 4.15% (a)	9.426(e)	07/15/36	1,003,750
	878	METAL LLC (a)	4.581	10/15/42	577,183
	1,810	Mortgage Subordinate Trust, Class A (a)	0.00(e)	12/29/31	1,440,954
	1,938	New Residential Mortgage LLC, Class A (a)	5.437	06/25/25	1,917,953
		Newtek Small Business Loan Trust
	178	Daily U.S. Prime Rate - 0.55% (a)	7.95(e)	02/25/44	176,888
	681	Daily U.S. Prime Rate + 0.10% (a)	8.60(e)	12/25/48	663,917
		NRZ Excess Spread-Collateralized Notes, Class A
	661	(a)	2.981	03/25/26	631,052
	1,151	(a)	3.104	07/25/26	1,093,424
	1,250	Oaktree CLO Ltd., Class D2RR 3 Month Term SOFR + 4.70% (a)	9.982(e)	07/20/37	1,253,288
	2,828	Oakwood Mortgage Investors, Inc., Class A4	7.405(e)	06/15/31	284,840
		OCP CLO Ltd., Class DR
	1,000	3 Month Term SOFR + 3.35% (a)	8.674(e)	07/16/35	1,010,613
	1,500	3 Month Term SOFR + 3.75% (a)	9.076(e)	04/23/37	1,526,740
	1,500	Palmer Square CLO Ltd., Class CR 3 Month Term SOFR + 3.90% (a)	9.179(e)	04/18/37	1,528,533

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$3,000	PMT FMSR Issuer Trust 1 Month Term SOFR + 3.11% (a)	8.464(e)%	03/25/26	$3,020,788
3,000	PNMAC GMSR Issuer Trust, Class A 1 Month Term SOFR + 3.20% (a)	8.55(e)	03/25/29	3,041,287
2,500	Progress Residential Trust, Class F (a)	4.053	11/17/40	2,253,038
3,168	Raptor Aircraft Finance I LLC (a)	4.213	08/23/44	2,676,620
	ReadyCap Lending Small Business Loan Trust
189	Daily U.S. Prime Rate - 0.50% (a)	8.00(e)	12/27/44	189,751
2,573	Daily U.S. Prime Rate + 0.07% (a)	8.57(e)	04/25/48	2,601,159
1,836	Shenton Aircraft Investment Ltd. (a)	4.75	10/15/42	1,756,306
2,000	STAR 2022-SFR3 Trust, Class D 1 Month Term SOFR + 2.55% (a)	7.879(e)	05/17/39	1,990,576
864	Start II Ltd. (Bermuda) (a)	4.089	03/15/44	828,061
1,269	Start Ltd. (a)	4.089	05/15/43	1,200,559
1,000	TICP CLO VI Ltd. 3 Month Term SOFR + 6.51% (a)	11.813(e)	01/15/34	1,008,836
	Trinitas CLO VI Ltd.
1,000	3 Month Term SOFR + 4.01% (a)	9.296(e)	01/25/34	938,536
1,000	3 Month Term SOFR + 7.08% (a)	12.362(e)	01/25/34	949,836
1,637	VCAT LLC (a)	4.743	05/25/51	1,619,767
2,000	VINE Trust, Class E1 (a)	4.75	12/17/40	1,831,192
1,500	Wellfleet CLO 2022-1 Ltd. 3 Month Term SOFR + 4.14% (a)	9.441(e)	04/15/34	1,502,189
	Total Asset-Backed Securities (Cost $103,145,786)			100,792,343

	Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
9,926	Federal Home Loan Mortgage Corporation, IO	4.334(e)	11/25/55	2,714,222
	Federal National Mortgage Association, IO REMIC
180		0.234(e)	03/25/44	9,362
391		0.748(e)	10/25/39	21,938
44	6.44% - SOFR30A	1.088(h)	08/25/41	784
532	Government National Mortgage Association, IO 6.14% - 1 Month Term SOFR	0.79(h)	12/20/42	54,987
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,635,135)			2,801,293

	Commercial Mortgage-Backed Securities (4.2%)
2,997	Bayview Commercial Asset Trust, Class A4A 1 Month Term SOFR + 1.61% (a)	6.964(e)	12/25/37	2,666,362

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,807	BPR Trust, Class A 1 Month Term SOFR + 1.86% (a)	7.194(e)%	06/15/38	$1,807,611
	900	Citigroup Commercial Mortgage Trust (a)	3.503(e)	12/10/41	716,293
		Commercial Mortgage Trust
	1,500	(a)	3.40(e)	08/15/57	1,480,214
	139	(a)	4.604(e)	07/15/47	125,998
	1,744	COOF Securitization Trust, IO (a)	2.879(e)	10/25/40	95,537
	2,528	COOF Securitization Trust II, IO (a)	2.768(e)	08/25/41	136,199
		Credit Suisse Mortgage Trust, Class A
	2,526	1 Month Term SOFR + 3.57% (a)	8.903(e)	05/09/25	2,465,280
	4,000	1 Month Term SOFR + 3.83% (a)	9.158(e)	08/15/26	3,638,352
		Federal Home Loan Mortgage Corporation
		IO
	7,000		2.628(e)	01/25/49	973,584
	6,430		3.069(e)	11/25/36	1,610,983
	189	FREMF Mortgage Trust SOFR30A + 5.36% (a)	10.701(e)	07/25/26	131,676
	22,272	GS Mortgage Securities Corp. Trust, IO (a)	0.355(e)	10/10/32	44,060
		Harvest Commercial Capital Loan Trust, Class A
	2,998		6.164	10/25/56	3,027,589
	2,500	(a)	5.964(e)	04/25/52	2,225,658
	136	JPMBB Commercial Mortgage Securities Trust (a)	3.944(e)	09/15/47	118,018
		KGS-Alpha SBA COOF Trust
		IO
	213	(a)	2.578(e)	04/25/40	8,963
	382	(a)	2.771(e)	07/25/41	23,195
	1,500	MFT Mortgage Trust (a)	3.283(e)	08/10/40	1,024,856
	1,500	MKT 2020-525M Mortgage Trust (a)	2.941(e)	02/12/40	780,752
	2,000	Natixis Commercial Mortgage Securities Trust (a)	4.135(e)	05/15/39	1,730,678
	3,000	SG Commercial Mortgage Securities Trust (a)	3.477(e)	09/15/39	2,480,923
	754	Sutherland Commercial Mortgage Trust (a)	2.23(e)	12/25/41	661,224
EUR	322	Taurus 2018-1 IT SRL 3 Month EURIBOR + 2.78% (Italy)	6.606(e)	05/18/32	349,505
		Velocity Commercial Capital Loan Trust
	$817	(a)	6.90	05/25/47	814,815
	2,230	(a)	6.58(e)	04/25/54	2,262,132
	1,552	VMC Finance 2021-HT1 LLC 1 Month Term SOFR + 1.76% (a)	7.099(e)	01/18/37	1,527,713
	900	Wells Fargo Commercial Mortgage Trust (a)	4.367(e)	04/15/50	820,207
		Total Commercial Mortgage-Backed Securities (Cost $36,004,434)			33,748,377

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Mortgages - Other (21.1%)
	$1,407	510 Asset Backed 2021-NPL1 Trust (a)	5.24%	06/25/61	$1,402,587
	1,876	510 Asset Backed 2021-NPL2 Trust (a)	5.116	06/25/61	1,863,147
	71	Banc of America Alternative Loan Trust 1 Month Term SOFR + 0.76%	6.00(e)	07/25/46	55,057
		Banc of America Funding Trust
	6		5.25	07/25/37	5,768
	334		5.50	09/25/35	317,437
	42		6.00	07/25/37	35,673
GBP	800	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	8.733(e)	12/30/63	1,030,559
	$62	BCAP LLC Trust (a)	4.563(e)	03/26/37	56,631
	43	Bear Stearns ARM Trust	4.21(e)	05/25/47	36,477
	26	Bear Stearns Asset-Backed Securities Trust	4.987(e)	07/25/36	25,185
	4,000	Boston Lending Trust (a)	3.25(e)	05/25/62	3,286,977
		Brean Asset Backed Securities Trust
	3,129	(a)	1.40(e)	10/25/63	2,779,033
	5,167	(a)	4.00	09/25/63	4,611,047
	2,883	(a)	4.50(e)	03/25/78	2,741,201
		Cascade Funding Mortgage Trust
	2,376	(a)	2.00(e)	09/25/50	2,250,681
	1,050	(a)	2.00(e)	02/25/52	878,030
	144	(a)	2.80(e)	06/25/69	142,691
	4,500	(a)	3.25(e)	11/25/35	4,280,288
	5,500	(a)	3.75(e)	04/25/25	5,169,153
	5,511	(a)	4.00(e)	06/25/69	5,136,263
	6,254	(a)	4.00(e)	10/25/68	5,860,056
	5,500	(a)	4.25(e)	04/25/33	4,780,982
		CFMT LLC, Class M4
	2,000	(a)	3.00(e)	05/25/34	1,538,468
	4,000	(a)	3.00(e)	06/25/34	2,953,136
	3,800	Champs Trust, Class A (a)	9.257(e)	07/25/59	3,964,635
	54	ChaseFlex Trust	6.50	02/25/35	38,035
		CHL Mortgage Pass-Through Trust
	237		5.341(e)	09/25/34	216,997
	69		5.50	05/25/34	68,502
	649		6.00	12/25/36	375,811
	1,657	CIM Trust (a)	5.569	07/25/55	1,648,204
	54	Citigroup Mortgage Loan Trust, Inc.	4.903(e)	11/25/36	47,381
		Countrywide Alternative Loan Trust
	104		3.908(e)	10/25/35	102,628

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$32		4.465(e)%	08/25/35	$29,604
	65		4.489(e)	05/25/36	55,888
	17		5.50	02/25/36	8,557
	159	1 Month Term SOFR + 0.61%	5.50(e)	10/25/35	94,224
	75	1 Month Term SOFR + 0.47%	5.824(e)	05/25/47	67,655
	343		6.00	04/25/36	169,530
		Countrywide Reperforming Loan REMIC Trust
		REMIC
	99	(a)	6.50	03/25/35	104,405
	85	(a)	7.50	11/25/34	71,501
	6,511	Credit Suisse First Boston Mortgage Securities Corp., Class B 1 Month Term SOFR + 2.96% (a)	4.354(e)	03/25/45	6,968,465
		CSFB Mortgage-Backed Pass-Through Certificates
	185		6.50	12/25/33	184,817
	223		7.50	10/25/32	221,623
	1,653	CSMC Mortgage-Backed Trust	6.50	05/25/36	469,840
	2,892	EFMT, Class A1A (a)	4.50(e)	03/25/54	2,638,316
EUR	119	EMF-NL Prime BV 3 Month EURIBOR + 0.80% (Netherlands)	4.462(e)	04/17/41	125,634
	640	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	4.045(e)	08/02/50	624,342
	$2,900	Finance of America Structured Securities Trust, Class A1 (a)	3.50	04/25/74	2,746,113
	2,939	GITSIT Mortgage Loan Trust, Class A1 (a)	7.466	06/25/54	2,978,935
GBP	1,400	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	8.353(e)	06/18/38	1,711,709
		GSR Mortgage Loan Trust
	$76		4.179(e)	03/25/37	41,646
	10		4.511(e)	05/25/35	7,562
	263		5.213(e)	12/25/34	244,939
	847	PAC	5.50	03/25/35	736,316
	192	HarborView Mortgage Loan Trust	5.779(e)	05/19/33	181,057
	3,203	Headlands Residential 2021-RPL1 LLC (a)	2.487(e)	09/25/26	3,131,774
EUR	566	IM Pastor 4 FTA 3 Month EURIBOR + 0.14% (Spain)	3.84(e)	03/22/44	540,985
	$16	Impac CMB Trust 1 Month Term SOFR + 0.89%	6.244(e)	10/25/35	16,337
	2,657	Imperial Fund Mortgage Trust, Class A1 (a)	7.369	11/25/67	2,712,413
	115	JP Morgan Alternative Loan Trust	6.00	12/25/35	84,750

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$3,328	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35%	07/13/52	$2,981,396
EUR	742	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	4.059(e)	09/16/48	720,931
	$338	Lehman Mortgage Trust	6.50	09/25/37	111,941
	2,200	LHOME Mortgage Trust, Class A1 (a)	8.00	08/25/28	2,253,623
		Ludgate Funding PLC
EUR	827	3 Month EURIBOR + 0.85% (United Kingdom)	4.545(e)	01/01/61	845,681
	473	3 Month EURIBOR + 1.10% (United Kingdom)	4.795(e)	01/01/61	475,494
		Mansard Mortgages PLC
GBP	348	3 Month GBP SONIA + 1.22% (United Kingdom)	6.453(e)	10/15/48	420,573
	279	3 Month GBP SONIA + 2.12% (United Kingdom)	7.352(e)	12/15/49	358,976
	598	3 Month GBP SONIA + 3.12% (United Kingdom)	8.352(e)	12/15/49	771,101
	$453	MASTR Alternative Loan Trust	6.00	05/25/33	430,858
	25	MASTR Asset Securitization Trust 1 Month Term SOFR + 6.00%	6.00(e)	06/25/36	16,328
	3,890	Mello Warehouse Securitization Trust, Class E 1 Month Term SOFR + 3.36% (a)	8.714(e)	11/25/55	3,915,805
	1,016	Merrill Lynch Mortgage Investors Trust, IO (a)	0.00(e)	02/25/36	10
GBP	2,000	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	8.553(e)	03/13/46	2,572,061
	$66	MortgageIT Trust 1 Month Term SOFR + 1.01%	6.364(e)	10/25/35	64,720
GBP	567	Newgate Funding PLC 3 Month GBP LIBOR + 3.12% (United Kingdom)	8.352(e)	12/15/50	712,941
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$1,979		5.755(e)	06/25/36	570,815
	96		7.941(e)	06/25/36	78,226
	1,630	NYMT Loan Trust, Class A1 (a)	7.154	02/25/29	1,650,133
		Ocwen Loan Investment Trust, Class M1
	3,000	(a)	3.00(e)	06/25/36	2,823,428
	1,400	(a)	3.00	02/25/37	1,179,477
	1,444	PMC PLS ESR Issuer LLC (a)	5.114	02/25/27	1,421,409
		PRET LLC, Class A1
	2,601	(a)	1.843	09/25/51	2,558,626
	1,806	(a)	7.021	02/25/54	1,811,625
	1,832	(a)	8.112	11/25/53	1,843,851
	2,564	(a)	8.232	09/25/53	2,613,313
	1,793	PRKCM Trust, Class A1 (a)	7.225	11/25/58	1,849,367
	1,555	PRPM LLC, Class M2 (a)	4.00	05/25/54	1,295,877

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Residential Accredit Loans, Inc. Trust
	$50		6.00%	04/25/36	$36,956
	28		6.00	01/25/37	22,903
	222	RFMSI Trust	6.00	07/25/36	192,765
GBP	429	RMAC Securities No. 1 PLC 3 Month GBP SONIA + 0.59% (United Kingdom)	5.823(e)	06/12/44	533,476
		RMF Buyout Issuance Trust
	$3,500	(a)	3.63(e)	10/25/50	3,197,070
	1,200	(a)	3.69(e)	11/25/31	1,111,178
	4,000	(a)	4.50(e)	04/25/32	3,341,666
	8,770	(a)	6.00	10/25/50	5,700,541
	2,347	(a)	6.00(e)	11/25/31	1,976,927
		RMF Proprietary Issuance Trust, Class A1
	2,690	(a)	3.00(e)	01/25/62	2,361,436
	2,582	(a)	3.25(e)	04/26/60	2,095,360
	1,000	(a)	4.00(e)	08/25/62	927,327
		Saluda Grade Alternative Mortgage Trust, Class C
	262	(a)	0.00(e)	09/25/50	97,411
	2,000	(a)	7.50	02/25/30	2,025,069
	4,000	(a)	7.762	04/25/30	4,074,942
		Seasoned Credit Risk Transfer Trust, Class M
	1,056	(a)	3.75(e)	09/25/55	964,800
	3,250	(a)	4.25(e)	08/25/59	3,050,867
	2,500	(a)	4.25(e)	05/25/60	2,348,327
	3,177	(a)	4.50(e)	02/25/59	2,971,855
	3,032		4.75(e)	10/25/58	2,914,472
	145	Sequoia Mortgage Trust 1 Month Term SOFR + 0.73%	6.08(e)	07/20/33	135,996
	4,175	Stanwich Mortgage Loan Co. LLC (a)	2.735	10/16/26	4,149,534
	43	STARM Mortgage Loan Trust	4.62(e)	10/25/37	37,693
		Structured Adjustable Rate Mortgage Loan Trust
	266		4.383(e)	11/25/34	239,959
	270		6.224(e)	02/25/35	264,557
	349	Structured Asset Mortgage Investments II Trust	3.703(e)	04/19/35	302,626
	1,031	Structured Asset Securities Corp., IO (a)	0.00(e)	07/25/35	17,558
EUR	1,856	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	3.912(e)	12/28/50	1,761,624
	$202	Wells Fargo Alternative Loan Trust	7.056(e)	07/25/37	200,322
		Total Mortgages - Other (Cost $168,732,442)			168,071,460

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Senior Loan Interests (0.5%)
	$3,750	Cuenca Enterprises, Inc. 3 Month USD LIBOR + 7.33% (Cayman Islands) (i) (acquired 12/07/2021) (Cost $ 3,750,000)	12.882(e)%	12/15/26	$3,750,000

		Supranational (0.6%)
	1,800	African Export-Import Bank (a)	3.798	05/17/31	1,565,708
		Banque Ouest Africaine de Developpement
EUR	1,970		2.75	01/22/33	1,734,458
	$2,140	(a)	4.70	10/22/31	1,885,757
		Total Supranational (Cost $5,412,441)			5,185,923

NUMBER OF SHARES (000)
Investment Company (2.7%)
432	Eaton Vance Floating-Rate ETF (b)(j) (Cost $21,924,390)	21,669,120

PRINCIPAL AMOUNT (000)
	Short-Term Investments (18.7%)
	U.S. Treasury Securities (8.4%)
	U.S. Treasury Bill
$53,330	(k)	5.185	01/09/25	52,086,878
4,750	(k)(l)	5.192	01/16/25	4,641,178
10,575	(k)	5.369	10/03/24	10,479,236
	Total U.S. Treasury Securities (Cost $67,204,421)			67,207,292

NUMBER OF SHARES (000)
Investment Company (9.2%)
72,849	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.21%(m) (Cost $72,849,117)	72,849,117

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Securities held as Collateral on Loaned Securities (1.1%)
	Investment Company (1.1%)
8,796	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.21% (m) (Cost $8,796,068)		$8,796,068
	Total Short-Term Investments (Cost $148,849,606)		148,852,477

	Total Investments (Cost $879,984,520) including $10,215,031 of Securities Loaned (n)(o)	109.4%	871,205,193
	Liabilities in Excess of Other Assets	(9.4)	(74,923,178)
	Net Assets	100.0%	$796,282,015

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

ARM	Adjustable Rate Mortgages.
CLO	Collateralized Loan Obligation.
CR	Custodial Receipts.
DAC	Designated Activity Company.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
@	Value is less than $500.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2024, were $10,215,031 and $10,447,843, respectively. The Fund received cash collateral of $8,796,068, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $1,651,775 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2024. Maturity date disclosed is the ultimate maturity date.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of July 31, 2024.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

(e)	Floating or variable rate securities: The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f)	Security is subject to delayed delivery.
(g)	When-issued security.
(h)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2024.
(i)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at July 31, 2024 amounts to $3,750,000 and represents 0.5% of net assets.
(j)	The Fund invests in Eaton Vance Floating-Rate ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the nine months ended July 31, 2024, advisory fees paid were reduced by $31,071 relating to the Fund's investment in the Eaton Vance Floating-Rate ETF.
(k)	Rate shown is the yield to maturity at July 31, 2024.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended July 31, 2024, advisory fees paid were reduced by $30,556 relating to the Fund's investment in the Liquidity Fund.
(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, when-issued, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)	At July 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,790,007 and the aggregate gross unrealized depreciation is $24,699,430, resulting in net unrealized depreciation of $4,909,423.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2024:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia & New Zealand Banking Group Ltd.	NZD	3,411,105		$2,021,595	10/22/24	$(8,643)
Barclays Bank PLC	EUR	1,229,935		$1,345,247	10/22/24	9,085
Barclays Bank PLC	GBP	8,441,502		$10,908,700	10/22/24	50,036
Barclays Bank PLC	HUF	2,407,538,188		$6,688,907	10/22/24	91,691
Barclays Bank PLC	HUF	445,941,714		$1,222,626	10/22/24	641
Barclays Bank PLC		$1,225,425	HUF	445,941,714	8/5/24	(777)
BNP Paribas SA	COP	9,729,700,000		$2,389,416	10/22/24	15,129
BNP Paribas SA	NZD	8,402,431		$5,103,970	10/22/24	102,970
BNP Paribas SA		$956,283	EUR	880,000	10/22/24	(279)
BNP Paribas SA		$326,561	GBP	253,536	10/22/24	(427)
Canadian Imperial Bank of Commerce	GBP	1,240,000		$1,602,817	10/22/24	7,752
Citibank NA		$2,316,486	EUR	2,125,342	10/22/24	(7,583)
Goldman Sachs International	EUR	1,470,000		$1,606,306	10/22/24	9,345
Goldman Sachs International	EUR	531,580		$578,853	10/22/24	1,362
Goldman Sachs International	IDR	7,413,205,729		$458,511	10/22/24	3,873
Goldman Sachs International	TRY	10,471,000		$297,206	9/23/24	(1,174)
Goldman Sachs International		$683,551	TRY	24,672,782	9/23/24	19,520
JPMorgan Chase Bank NA	PEN	6,595,000		$1,758,198	10/22/24	(5,562)
Royal Bank of Canada	EUR	1,393,000		$1,524,322	10/22/24	11,012
Royal Bank of Canada		$456,366	IDR	7,413,205,729	10/22/24	(1,728)
Royal Bank of Canada		$1,959,239	MXN	36,603,000	10/22/24	(19,244)
Standard Chartered Bank		$1,157,491	TRY	41,779,650	9/23/24	33,054
Standard Chartered Bank		$1,182,207	TRY	42,736,784	9/23/24	35,613
UBS AG	CAD	21,938,000		$15,996,325	10/22/24	69,034
UBS AG	COP	38,423,370,649		$9,458,992	10/22/24	82,741
UBS AG	EUR	164,361,477		$179,658,271	10/22/24	1,101,261
UBS AG	PEN	40,658,000		$10,948,701	10/22/24	75,168
UBS AG		$16,398,350	AUD	24,475,149	10/22/24	(362,256)
UBS AG		$2,395,239	COP	9,729,700,000	10/22/24	(20,952)
UBS AG		$1,956,364	MXN	36,603,000	10/22/24	(16,368)
UBS AG		$1,180,574	TRY	42,736,784	9/23/24	37,245
						$1,311,539

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2024:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
German Euro-Bobl Index (Germany)	129	Sep−24	EUR	12,900	$16,405,599	$238,214
German Euro-Bund Index (Germany)	176	Sep−24		17,600	25,472,353	520,847
Montreal Exchange 10 yr. Canadian Bond Index (Canada)	122	Sep−24	CAD	12,200	10,863,492	173,732
U.S. Treasury 5 yr. Note (United States)	1,031	Sep−24		$103,100	111,235,235	1,757,751
U.S. Treasury 10 yr. Note (United States)	140	Sep−24		14,000	15,653,750	192,547
U.S. Treasury 10 yr. Ultra Note (United States)	68	Sep−24		6,800	7,859,313	49,189
Short:
TSE Japanese 10 yr. Bond Index (Japan)	31	Sep−24	JPY	(3,100,000)	(29,533,861)	132,292
U.S. Treasury Ultra Long Bond (United States)	72	Sep−24		$(7,200)	(9,213,750)	(83,029)
						$2,981,543

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at July 31, 2024:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/ RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.590%	Monthly/Monthly	12/28/33	MXN	29,093	$60,705	$—	$60,705
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.590	Monthly/Monthly	12/29/33		29,092	61,113	—	61,113
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.580	Monthly/Monthly	12/28/33		29,093	61,713	—	61,713
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.580	Monthly/Monthly	12/28/33		29,093	61,965	—	61,965
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.570	Monthly/Monthly	12/28/33		29,093	62,721	—	62,721
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.560	Monthly/Monthly	12/30/33		31,172	68,603	—	68,603
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.540	Monthly/Monthly	12/30/33		31,172	70,762	—	70,762
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.600	Monthly/Monthly	1/5/29		51,137	(76,223)	—	(76,223)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.630	Monthly/Monthly	1/5/29		51,137	(73,191)	—	(73,191)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.640	Monthly/Monthly	1/3/29		47,727	(67,269)	—	(67,269)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.650%	Monthly/Monthly	1/3/29		47,727	(66,325)	—	(66,325)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.660	Monthly/Monthly	1/3/29		47,727	(65,381)	—	(65,381)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.660	Monthly/Monthly	1/3/29		47,727	(65,853)	—	(65,853)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.660	Monthly/Monthly	1/4/29		47,727	(65,200)	—	(65,200)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.000	Quarterly/Quarterly	7/19/29	KRW	24,142,340	55,429	—	55,429
Morgan Stanley & Co. LLC	6 Month EURIBOR	Receive	2.820	Annual/Semi-Annual	7/5/34	EUR	21,160	(446,747)	—	(446,747)
								$(423,178)	$—	$(423,178)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

EURIBOR	Euro Interbank Offered Rate.
KSDA	Korea Securities Dealers Association
TIIE	Interbank Equilibrium Interest Rate.
TSE	Toronto Stock Exchange.
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
USD	— United States Dollar
UYU	— Uruguay Peso

PORTFOLIO COMPOSITION* (UNAUDITED)

	PERCENTAGE OF
	TOTAL
CLASSIFICATION	INVESTMENTS
Corporate Bonds	33.2%
Mortgages - Other	19.5
Short-Term Investments	16.2
Asset-Backed Securities	11.7
Sovereign	7.5
Agency Fixed Rate Mortgages	4.2
Commercial Mortgage-Backed Securities	3.9
Investment Company	2.5
Supranational	0.6
Senior Loan Interests	0.4
Collateralized Mortgage Obligations - Agency Collateral Series	0.3
Total	100.0	%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2024.
**	Does not include open futures contracts with a value of $226,237,353 and net unrealized appreciation of $2,981,543. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,311,539. Also does not include open swap agreements with net unrealized depreciation of $423,178.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ July 31, 2024 (unaudited)

Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/ vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a whollyowned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ July 31, 2024 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ July 31, 2024 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

		LEVEL 2
	LEVEL 1	OTHER	LEVEL 3
	UNADJUSTED	SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
INVESTMENT TYPE	PRICES	INPUTS	INPUTS	TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$286,011,328	$—	$286,011,328
Sovereign	—	64,515,962	—	64,515,962
Agency Fixed Rate Mortgages	—	35,806,910	—	35,806,910
Asset-Backed Securities	—	100,792,343	—	100,792,343
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,801,293	—	2,801,293
Commercial Mortgage-Backed Securities	—	33,748,377	—	33,748,377
Mortgages - Other	—	168,071,460	—	168,071,460
Senior Loan Interests	—	3,750,000	—	3,750,000
Supranational	—	5,185,923	—	5,185,923
Total Fixed Income Securities	—	700,683,596	—	700,683,596
Investment Company	21,669,120	—	—	21,669,120
Short-Term Investments
U.S. Treasury Securities	—	67,207,292	—	67,207,292
Investment Company	81,645,185	—	—	81,645,185
Total Short-Term Investments	81,645,185	67,207,292	—	148,852,477
Foreign Currency Forward Exchange Contracts	—	1,756,532	—	1,756,532
Futures Contracts	3,064,572	—	—	3,064,572
Centrally Cleared Interest Rate Swap Agreements	—	503,011	—	503,011
Total Assets	106,378,877	770,150,431	—	876,529,308
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(444,993)	—	(444,993)
Future Contract	(83,029)	—	—	(83,029)
Centrally Cleared Interest Rate Swap Agreements	—	(926,189)	—	(926,189)
Total Liabilities	(83,029)	(1,371,182)	—	(1,454,211)
Total	$106,295,848	$768,779,249	$—	$875,075,097

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.